Document and Entity Information	Nov. 17, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001577916
Document Type	8-K/A
Document Period End Date	Nov. 17, 2021
Entity Registrant Name	Premier, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36092
Entity Tax Identification Number	35-2477140
Entity Address, Address Line One	13034 Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(704)
Local Phone Number	357-0022
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 Par Value
Trading Symbol	PINC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Premier, Inc. (the “Company”) hosted its 2021 Virtual Investor Day on November 17, 2021. The Company filed a Current Report on Form 8-K (the “Initial Filing”) with the United States Securities and Exchange Commission on November 17, 2021 to provide certain information regarding the Virtual Investor Day and to furnish the related presentation materials. This Current Report on Form 8-K/A amends and supplements Item 7.01 of the Initial Filing to provide a transcript of the webcast and updated presentation materials to clarify the information on one slide as discussed below.